COMMITMENTS	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS	COMMITMENTS
LEASE COMMITMENTS
CI has entered into leases relating to the rental of office premises and computer equipment. CI has the option to renew certain leases. The approximate future minimum annual rental payments under such leases are as follows:

$
2022	27,817
2023	26,012
2024	25,114
2025	23,304
2026	21,745
2027+	121,300
ADVISOR SERVICES AGREEMENTS
CI is a party to certain advisor services agreements, which provide that the advisor has the option to require CI to purchase a practice that cannot otherwise be transitioned to a qualified buyer. The purchase price would be in accordance with a pre-determined formula contained in the advisor services agreements.
LOAN GUARANTEES
CI has agreed to guarantee up to $50,000 of loans granted by the Bank of Nova Scotia to advisors for the purpose of purchasing advisor practices.
INDEMNITIES
CI has agreed to indemnify its directors and officers, and certain of its employees in accordance with its by-laws. CI maintains insurance policies that may provide coverage against certain claims.